Segmental analysis - Adjusted profit before tax and balance sheet data (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) global_function	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Report Of The Directors Strategic Report [Abstract]
Number of global businesses | global_function	3
Disclosure of operating segments [line items]
Revenue and other operating income	$ 50,429	$ 56,098	$ 53,780
of which: net interest income/(expense)	27,578	30,462	30,489
Change in expected credit losses and other credit impairment (charges)/recoveries	(8,817)	(2,756)	(1,767)
Net operating income	41,612	53,342	52,013
Total operating expenses	(34,432)	(42,349)	(34,659)
Operating profit	7,180	10,993	17,354
Share of profit in associates and joint ventures	1,597	2,354	2,536
Profit before tax	8,777	13,347	19,890
Loans and advances to customers (net)	1,037,987	1,036,743	981,696
Interests in associates and joint ventures	26,684	24,474	22,407
Total external assets	2,984,164	2,715,152	2,558,124
Customer accounts	1,642,780	1,439,115	1,362,643
Inter-segment
Disclosure of operating segments [line items]
Revenue and other operating income	0	0	0
Inter-segment | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	2,023	4,313	4,455
Inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	(429)	(930)	(301)
Inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	(2,859)	(5,445)	(3,724)
Inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	1,265	2,062	(430)
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Revenue and other operating income	50,366	54,944	52,098
of which: net interest income/(expense)	27,599	30,339	29,448
Change in expected credit losses and other credit impairment (charges)/recoveries		(2,627)	(1,620)
Total operating expenses	(31,459)	(32,519)	(31,723)
Share of profit in associates and joint ventures		2,351	2,444
Profit before tax		22,149	21,199
Loans and advances to customers (net)	1,037,987	1,062,696	1,019,004
Customer accounts	1,642,780	1,470,207	1,409,722
Operating segments excluding intersegment elimination | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	19,990	21,252	19,096
of which: net interest income/(expense)	15,090	17,423	16,418
Operating segments excluding intersegment elimination | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	13,741	16,094	14,675
of which: net interest income/(expense)	9,317	10,957	10,220
Operating segments excluding intersegment elimination | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	18,162	20,314	18,780
of which: net interest income/(expense)	4,518	5,223	4,880
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	(1,527)	(2,716)	(453)
of which: net interest income/(expense)	(1,326)	(3,264)	(2,070)
Operating segments
Disclosure of operating segments [line items]
Revenue and other operating income	50,366	54,944	52,098
Change in expected credit losses and other credit impairment (charges)/recoveries	(8,817)	(2,627)	(1,620)
Net operating income	41,549	52,317	50,478
Total operating expenses	(31,459)	(32,519)	(31,723)
Operating profit	10,090	19,798	18,755
Share of profit in associates and joint ventures	2,059	2,351	2,444
Profit before tax	$ 12,149	$ 22,149	$ 21,199
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.625	0.592	0.609
Loans and advances to customers (net)	$ 1,037,987	$ 1,062,696	$ 1,019,004
Interests in associates and joint ventures	26,684	25,420	23,152
Total external assets	2,984,164	2,783,811	2,651,453
Customer accounts	1,642,780	1,470,207	1,409,722
Operating segments | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	22,013	25,565	23,551
Change in expected credit losses and other credit impairment (charges)/recoveries	(2,855)	(1,348)	(1,072)
Net operating income	19,158	24,217	22,479
Total operating expenses	(15,024)	(15,388)	(14,614)
Operating profit	4,134	8,829	7,865
Share of profit in associates and joint ventures	6	54	32
Profit before tax	$ 4,140	$ 8,883	$ 7,897
Share of HSBC’s adjusted profit before tax	34.10%	40.10%	37.30%
Adjusted cost efficiency ratio	0.683	0.602	0.621
Loans and advances to customers (net)	$ 469,186	$ 455,618	$ 419,231
Interests in associates and joint ventures	447	449	399
Total external assets	881,918	793,100	741,222
Customer accounts	834,759	768,151	729,902
Operating segments | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	13,312	15,164	14,374
Change in expected credit losses and other credit impairment (charges)/recoveries	(4,754)	(1,162)	(683)
Net operating income	8,558	14,002	13,691
Total operating expenses	(6,689)	(6,832)	(6,307)
Operating profit	1,869	7,170	7,384
Share of profit in associates and joint ventures	(1)	0	0
Profit before tax	$ 1,868	$ 7,170	$ 7,384
Share of HSBC’s adjusted profit before tax	15.40%	32.40%	34.80%
Adjusted cost efficiency ratio	0.502	0.451	0.439
Loans and advances to customers (net)	$ 343,182	$ 353,781	$ 344,855
Interests in associates and joint ventures	14	14	0
Total external assets	570,295	523,585	520,403
Customer accounts	470,428	397,182	372,551
Operating segments | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	15,303	14,869	15,056
Change in expected credit losses and other credit impairment (charges)/recoveries	(1,209)	(153)	34
Net operating income	14,094	14,716	15,090
Total operating expenses	(9,264)	(9,544)	(9,316)
Operating profit	4,830	5,172	5,774
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 4,830	$ 5,172	$ 5,774
Share of HSBC’s adjusted profit before tax	39.70%	23.40%	27.20%
Adjusted cost efficiency ratio	0.605	0.642	0.619
Loans and advances to customers (net)	$ 224,364	$ 252,131	$ 253,319
Interests in associates and joint ventures	143	16	0
Total external assets	1,347,440	1,310,772	1,261,807
Customer accounts	336,983	304,094	306,438
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	(262)	(654)	(883)
Change in expected credit losses and other credit impairment (charges)/recoveries	1	36	101
Net operating income	(261)	(618)	(782)
Total operating expenses	(482)	(755)	(1,486)
Operating profit	(743)	(1,373)	(2,268)
Share of profit in associates and joint ventures	2,054	2,297	2,412
Profit before tax	$ 1,311	$ 924	$ 144
Share of HSBC’s adjusted profit before tax	10.80%	4.20%	0.70%
Adjusted cost efficiency ratio	(1.840)	(1.154)	(1.683)
Loans and advances to customers (net)	$ 1,255	$ 1,166	$ 1,599
Interests in associates and joint ventures	26,080	24,941	22,753
Total external assets	184,511	156,354	128,021
Customer accounts	$ 610	$ 780	$ 831